SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial income		$ 738	$ 2,888	$ 983
Financial costs related to long-term debt		(6,117)	(6,800)	(4,629)
Financial costs related Debentures		(460)	0	0
Financial costs related to short-term credit and others		(3,327)	(1,862)	(3,577)
Gain (loss) from marketable securities, net	[1],[2]	912	908	987
Total		$ (8,254)	$ (4,866)	$ (6,236)

[1]	Includes gains (losses) from trading securities still held by the Company for the years 2013, 2014 and 2015 in amounts of $ 985, $ 908 and $ 114, respectively (see Note 4).
[2]	Includes impairment of available-for-sale marketable securities for 2013 of $ 714 (see Note 4).